SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Allowance for Doubtful Accounts Receivable	$ 2,047,603		$ 1,662,593		$ 1,351,590
Provision for Doubtful Accounts	(385,010)	0	652,318		851,591
Allowance for Doubtful Accounts Receivable, Write-offs			341,316
Property, Plant, and Equipment, Salvage Value			375	[1]
Property, Plant and Equipment, Useful Life					5 years
Deferred Finance Costs, Net			1,342,709		905,744
Debt Issuance Cost			273,740		256,450
Income Tax Expense (Benefit)			263,000		241,000
Additional Paid in Capital, Total	0		0		197,035
Retained Earnings (Accumulated Deficit), Total	(7,324,015)		(5,933,870)		174,385
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)			19,421
Secured Term Loan Obtained In 2013 [Member]
Accounting Policies [Line Items]
Deferred Finance Costs, Net			654,000
Debt Issuance Cost			577,000
Senior Secured Post-Delivery Term Loan [Member]
Accounting Policies [Line Items]
Deferred Finance Costs, Net			238,000
Debt Issuance Cost			199,000
Secured Term Loan Obtained In 2012 [Member]
Accounting Policies [Line Items]
Deferred Finance Costs, Net			30,000		508,000
Debt Issuance Cost			$ 949,000
Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			24 years
U.S. Federal Corporate Income Tax Rate Gross			35.00%
Maximum [Member] | Vessels [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			30 years
Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			3 years
U.S. Federal Corporate Income Tax Rate Gross			30.00%
Minimum [Member] | Vessels [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			25 years
Sales Revenue, Net [Member] | UNITED STATES
Accounting Policies [Line Items]
Concentration Risk, Percentage			27.00%		21.00%
Sales Revenue, Net [Member] | SWITZERLAND
Accounting Policies [Line Items]
Concentration Risk, Percentage			11.00%		17.00%
Sales Revenue, Net [Member] | CANADA
Accounting Policies [Line Items]
Concentration Risk, Percentage			10.00%
Sales Revenue, Net [Member] | BELGIUM
Accounting Policies [Line Items]
Concentration Risk, Percentage					10.00%
Sales Revenue, Net [Member] | GERMANY
Accounting Policies [Line Items]
Concentration Risk, Percentage					10.00%
Trade Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage					38.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			49.00%
Accounts Receivable [Member] | UNITED STATES
Accounting Policies [Line Items]
Concentration Risk, Percentage			27.00%		32.00%
Accounts Receivable [Member] | SWITZERLAND
Accounting Policies [Line Items]
Concentration Risk, Percentage			11.00%
Accounts Receivable [Member] | CANADA
Accounting Policies [Line Items]
Concentration Risk, Percentage					15.00%
Accounts Receivable [Member] | BRAZIL
Accounting Policies [Line Items]
Concentration Risk, Percentage					14.00%
Bulk Nordic Odyssey Ltd [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			50.00%

[1]	Consists of cash deposits at various major banks.